RESTRICTED CASH (TABLES)	12 Months Ended
Mar. 31, 2015
Restricted Cash and Investments [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]
	As of March 31,
	2014	2015
	$	$

Maximum credit facilities available to the Group	2,570	-

Amount utilized	805	-